Wells, Pipelines, Properties, Plant And Equipment, Net - Impairment of Fixed Assets (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 156,903,875	$ 225,977,991
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	55,664,585	73,772,599
Salina Cruz Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	44,338,748	80,118,065
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	28,617,019	0
Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,965,299	0
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,969,979	0
Burgos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	965,475	0
Cosoleacaque Petrochemicals Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	858,643	0
Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	730,425	17,085,340
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(3,168,068)	53,497,755
Poza Rica Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (2,038,230)	$ 1,504,232